OTHER PAYABLES AND ACCRUALS (Tables)	3 Months Ended
Mar. 31, 2020
OTHER PAYABLES AND ACCRUALS
Schedule of other payables and accruals

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Accrued advertising expenses	407,557	373,563	351,868
Accrued service fee for transaction support	14,151	233,970	228,053
Accrued service fee for IT and office support	101,833	98,371	131,068
Installments collected on behalf of financing partners	46,445	138,080	115,256
Accrued salaries and benefits	185,597	150,465	100,724
Tax payables	102,324	104,496	87,930
Deposits	137,844	77,709	74,679
Interest payable	61,434	25,447	27,753
Contract liabilities	9,704	27,025	17,344
Others	61,179	73,166	41,239
	1,128,068	1,302,292	1,175,914